BALANCE SHEETS - USD ($)	Nov. 30, 2024	Nov. 30, 2023
Current Assets
Cash	$ 45,397	$ 233,088
Prepaid expenses and other current assets	108,736	130,933
Total Current Assets	154,133	364,021
Cash and marketable securities held in Trust Account	3,186,602	30,604,459
Total Assets	3,340,735	30,968,480
Liabilities and Shareholders’ Deficit
Accounts payable and accrued expenses	1,610,031	1,129,825
Advances from related party - Allrites	231,666
Advances from related party - Sponsor	1,182,116	800,000
Total Current Liabilities	3,023,813	1,929,825
Deferred underwriting commission	4,025,000	4,025,000
Total Liabilities	7,048,813	5,954,825
Class A ordinary shares subject to possible redemption; $0.0001 par value; 269,510 and 2,791,696 shares at a redemption value of $11.82 and $10.96 per share as of November 30, 2024 and 2023, respectively	3,186,602	30,604,459
Shareholders’ Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(6,894,980)	(5,591,104)
Total Shareholders’ Deficit	(6,894,680)	(5,590,804)
Total Liabilities and Shareholders’ Deficit	3,340,735	30,968,480
Common Class A [Member]
Shareholders’ Deficit
Ordinary shares value	12	12
Common Class B [Member]
Shareholders’ Deficit
Ordinary shares value	$ 288	$ 288